Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2024
Supplementary Cash Flow Information [Abstract]
Summary of Net Change In Non-Cash Working Capital Items
Changes in non-cash working capital items are as follows :

As at	March 31,
	2024	2023
	$	$
Accounts receivable and other receivables	(6,243)	15,750
Unbilled revenues	8,496	(4,482)
Tax credits receivable	1,168	(1,606)
Prepaids	614	(940)
Other assets	(213)	103
Accounts payable and accrued liabilities	(17,054)	(6,159)
Deferred revenues	2,988	(366)
	(10,244)	2,300